Asanko Gold Mine joint venture (Narrative) (Details) - Asanko Gold Mine Joint Venture [Member] - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 03, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2024
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method	45.00%			45.00%
Net earning in JV	$ 2.4		$ 31.7
Fair value of gain on derecognition of equity investment		$ 1.4